Schedule of Fair Value Warrant by Using Black-Scholes Pricing Model Assumptions (Details)	Jun. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Jul. 26, 2022 $ / shares	May 16, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 01, 2021 $ / shares
Measurement Input, Share Price [Member] | 2021 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price					$ 150.40	$ 86.60
Measurement Input, Share Price [Member] | Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 10.40	$ 18.40		$ 52.40
Measurement Input, Share Price [Member] | Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 10.40	$ 18.40	$ 32.80
Measurement Input, Expected Term [Member] | 2021 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term					4 years 11 months 1 day	5 years
Measurement Input, Expected Term [Member] | Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	4 years 4 months 17 days	4 years 10 months 17 days		5 years 6 months
Measurement Input, Expected Term [Member] | Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	3 years 5 months 1 day	3 years 11 months 1 day	4 years 4 months 2 days
Measurement Input, Option Volatility [Member] | 2021 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input					60.0	60.0
Measurement Input, Option Volatility [Member] | Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	90.0	70		65.0
Measurement Input, Option Volatility [Member] | Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	85.0	75	70.0
Measurement Input, Risk Free Interest Rate [Member] | 2021 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input					1.25	1.15
Measurement Input, Risk Free Interest Rate [Member] | Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.20	3.96		2.83
Measurement Input, Risk Free Interest Rate [Member] | Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.37	4.07	2.84
Measurement Input, Expected Dividend Payment [Member] | 2021 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input					0.0	0.0
Measurement Input, Expected Dividend Payment [Member] | Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0	0.0		0.0
Measurement Input, Expected Dividend Payment [Member] | Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0	0.0	0.0